INTANGIBLE ASSETS, NET - Estimated future amortization expense (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Future Amortization Expense
2025	$ 84,279
2026	84,166
2027	83,603
2028	83,603
2029	83,603
Thereafter	4,166,730
Intangible assets, net	$ 4,585,984	$ 4,539,347